FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2002
                                                      ------------------

                Check here if Amendment [ ]: Amendment Number:

                       This Amendment (Check only one):

                         |_| is a restatement
                         |_| adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223
Signature, Place and Date of Signing:

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
/s/  Carl B. Tash                   11726 San Vicente Blvd. #600                November 13, 2002
-----------------------------       Los Angeles, CA  90049
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0



Form 13F Information Table Entry Total:      21



Form 13F Information Table Value Total:      $279,693.4 (thousands)



List of Other Included Managers:             None



                                      2

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                  NAME OF ISSUER             TITLE OF CLASS           CUSIP              VALUE            # OF SHARES        SOLE
---------------------------------------------------------------------------------------------------------------------------------
Annaly Mortgage Management Inc                     com              035710409            $4,625,415.00           250,700     sole
Boykin Lodging Trust                               com              103430104           $10,542,558.00         1,095,900     sole
Catellus Development Corp.                         com              149111106            $8,584,785.00           465,300     sole
Cendant Corp.                                      com              151313103            $5,111,000.00           475,000     sole
Center Trust Retail Properties                     com              151845104            $1,180,880.00           203,600     sole
Clayton Homes Inc.                                 com              184190106           $37,316,628.00         3,398,600     sole
Commercial Net Lease Realty                        com              202218103            $8,285,680.00           514,000     sole
Essex Property Trust                               com              297178105           $19,726,560.00           399,000     sole
Felcor Suite Hotels Com                            com              31430F101            $3,710,436.00           289,200     sole
Fleetwood Enterprises Com                          com              339099103           $12,776,344.00         1,895,600     sole
Getty Realty Corporation                           com              374297109            $8,093,736.00           424,200     sole
Heritage Property Investment                       com              42725M107              $836,160.00            33,500     sole
HRPT PPTYS TR COM SH BEN INT                       com              40426W101           $41,125,425.00         4,984,900     sole
Innkeepers USA Trust                               com              4576J0104            $6,437,543.00           805,700     sole
Insignia Finl Group Com                            com              45767A105            $2,650,945.00           337,700     sole
iStar Financial Inc.                               com              45031U101           $10,369,488.00           371,400     sole
Marriott Intl Inc New Cl A                         com              571903202            $4,000,620.00           138,000     sole
National Golf Pptys Com                            com              63623G109           $14,753,350.00         1,282,900     sole
Public Storage, Inc.                               com              74460D109           $23,411,410.00           733,900     sole
Rouse Company                                      com              779273101           $38,311,245.00         1,199,100     sole
Vornado Realty Trust                               com              929042109           $17,843,235.00           452,300     sole
                                                                                     ----------------
REPORT SUMMARY                              21 data records                           $279,693,443.00
                                                                                     ================
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